Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
(20)	Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains. In addition, upon any payment of dividend by Yingli International, no British Virgin Islands withholding tax is imposed.

PRC

The Company’s PRC subsidiaries file separate income tax returns.  The Company’s PRC subsidiaries are subject to PRC income tax at the statutory rate of 25% under the new Enterprise Income Tax Law (the “new EIT law”), except for the followings.

⋅	In 2008, Tianwei Yingli was recognized by the Chinese government as a “High and New Technology Enterprise” (“HNTE”) under the new EIT law and its relevant regulations.

In 2011, Tianwei Yingli renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% for 2012 and 2013. In 2014, Tianwei Yingli renewed its HNTE qualification again, which extended its entitlement to the preferential income tax rate of 15% to 2016. In 2017, since Tianwei Yingli did not renew its qualification, the income tax rate was adjusted back to statutory rate of 25% under the new EIT law.

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Yingli China was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations, which entitled it to the preferential income tax rate of 15% from 2011 to 2013. In 2014, Yingli China renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% from 2014 to 2016. In October 2017, Yingli China further renewed its HNTE qualification, which extended its entitlement to the preferential income tax rate of 15% to 2020.

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In 2011, Hainan Yingli was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations. Being a HNTE located in the Hainan Special Economic Zone, Hainan Yingli is entitled to a 2+3 tax holiday starting from the year in which it first generates operating income. Hainan Yingli elected and was approved to commence its 2+3 tax holiday in 2011. Therefore, Hainan Yingli is entitled to income tax exemption for 2011 and 2012 and subject to the reduced income tax rate of 12.5% from 2013 to 2015. Since the tax holiday ended in 2015, Hainan Yingli was entitled to the preferential income tax rate of 15% in 2016. In November 2017, Hainan Yingli further renewed its HNTE qualification, which extended its entitlement to the preferential income tax rate of 15% to 2020.

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In 2013, Yingli Tianjin, Yingli Lixian and Yingli Hengshui were recognized by the Chinese government as HNTE under the new EIT law and its relevant regulations, which entitled them to the preferential income tax rate of 15% from 2013 to 2015. In 2016, Yingli Tianjin, Yingli Lixian and Yingli Hengshui renewed their HNTE qualification, which entitled them to the preferential income tax rate of 15% for 2016 to 2018.

Subject to reapplication or renewal, except for Tianwei Yingli, the other subsidiaries included Yingli China, Hainan Yingli, Yingli Tianjin, Yingli Lixian and Yingli Hengshui’s HNTE status will enable them to continue to enjoy the preferential income tax rate. Management believes that these subsidiaries except for Tianwei Yingli meet all the criteria for the reapplication of HNTE status.

The domestic project assets are entitled to a 3+3 tax holiday starting from the year in which their first generates operating income. The domestic project assets elected and were approved to commence their 3+3 tax holiday. Therefore, the domestic project assets are entitled to income tax exemption for the first three years starting from the year in which their first generates operating income and subject to the reduced income tax rate of 12.5% in the following three years.

Other countries

The followings are the major tax jurisdictions where the Company’s non-PRC subsidiaries are subject to income taxes:

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Yingli Green Energy Europe GmbH (“Yingli Europe”) and Yingli Green Energy South East Europe GmbH (formerly known as Yingli Green Energy Greece Sales GmbH) (“Yingli South East Europe”), are located in Germany and subject to a corporation income tax rate of 15% plus a solidarity surcharge of 5.5% on corporation income taxes.  In addition, Yingli Europe and Yingli South East Europe are subject to a trade income tax rate of 17.15% and 12.775%, respectively. The aggregate statutory income tax rate in Yingli Europe and Yingli South East Europe are 32.975% and 28.6%, respectively.

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Yingli Green Energy Americas, INC (“Yingli U.S.”), is located in New York city of the United States of America and is subject to a federal corporation tax rate of 34% and a state corporation tax rate of 6.6%, resulting in an aggregate income tax rate of 38.4%.

The components of profit/(loss) before income taxes for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Cayman Islands	(121,803)	(37,180)	(47,780)	(7,344)
PRC	(4,973,255)	(1,918,803)	(3,371,414)	(518,177)
U.S.	22,543	(71,133)	(76,678)	(11,785)
Other foreign countries	(94,301)	(61,404)	45,742	7,031
Total loss before income taxes	(5,166,816)	(2,088,520)	(3,450,130)	(530,275)

Income tax expense/(benefit) in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Current tax expense/(benefit):
PRC	11,764	329	216	33
U.S.	9,367	6,664	(12)	(2)
Other foreign countries	14,155	3,263	(281)	(43)
Total current income tax expense/(benefit)	35,286	10,256	(77)	(12)
Deferred income tax expense:
PRC	695,702	—	—	—
U.S.	203	2,517	12	2
Other foreign countries	—	122	285	44
Total deferred income tax expense	695,905	2,639	297	46
Total income tax expense	731,191	12,895	220	34

Reconciliation between the provisions for income tax computed applying the statutory CIT and the Group’s effective tax rate:

	2015	2016	2017
	RMB	RMB	RMB

Computed expected tax expense/(benefit)	(25)%	(25)%	(25)%
PRC tax rate differential, preferential rate	10.07%	7.34%	7.65%
Tax rate differential for non-PRC entities	2.18%	1.56%	(0.02)%
Tax holiday	0.50%	—%	—%
Research and development tax credit	(0.39)%	(0.66)%	(0.63)%
Non-deductible expenses:
Staff welfare in excess of allowable limits	0.29%	0.68%	0.03%
Share based compensation	0.06%	0.02%	0.01%
Entertainment expenses	0.02%	0.04%	0.01%
Change in valuation allowance	25.50%	16.62%	17.95%
Dividend withholding tax	(0.00)%	0.01%	0.01%
Others	0.92%	0.01%	0.00%
Actual income tax expense/(benefit)	14.15%	0.62%	0.01%

The following table sets forth the effect of preferential tax on China operations, preferential rate and Tax holiday for the year ended December 31 2015, 2016 and 2017, respectively:

Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Tax holiday effect ((increase)/decrease)	—	—	—	—
Basic net loss per share effect ((increase)/decrease)	—	—	—	—
Diluted net loss per share effect ((increase)/decrease)	—	—	—	—

The income tax recoverable was RMB 13,797 and nil as of December 31, 2016 and 2017, which were prepaid expenses and other current assets in the Consolidated Balance Sheets, respectively.

The principal components of the deferred income tax assets and deferred income tax liabilities are as follows:
	Year ended December 31,
	2016	2017
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	279,131	260,846	40,091
Inventories	18,596	4,071	626
Employee benefits	26,943	30,362	4,667
Accrued warranty	126,144	133,217	20,475
Property, plant and equipment and fixed asset related subsidies	1,421,003	1,323,158	203,366
Net operating loss carryforwards	1,239,983	1,648,305	253,340
Investment loss	15,552	6,576	1,011
Provision for inventory purchase commitment	224,982	212,677	32,687
Total gross deferred income tax assets	3,352,334	3,619,212	556,263
Valuation allowance	(3,352,131)	(3,619,020)	(556,233)
Net deferred income tax assets	203	192	30
Gross deferred income tax liabilities:
Intangible assets	(8,804)	(8,804)	(1,353)
Withholding income tax	(4,215)	(4,501)	(692)
Total gross deferred income tax liabilities	(13,019)	(13,305)	(2,045)

Tax loss carryforwards of the Company’s PRC subsidiaries amounted to RMB 5,760,404 (US$ 885,358) as of December 31, 2017, of which RMB 1,206,489, RMB 637,990, RMB 1,248,889, RMB 100,902 and RMB 2,566,134 will expire if unused by December 31, 2018, 2019, 2020, 2021 and 2022, respectively.

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$

Balance at the beginning of the year	1,311,342	2,691,684	3,352,131	515,213
Additions of valuation allowance	1,409,078	690,704	730,940	112,343
Reduction of valuation allowance	(28,736)	(30,257)	(464,051)	(71,323)
Balance at the end of the year	2,691,684	3,352,131	3,619,020	556,233

In assessing the realization of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryforward periods), projected future taxable income, and tax planning strategies in making this assessment.

As of December 31, 2016 and 2017, the gross deferred income tax assets were mainly related to impairment of property, plant and equipment, provision for accounts receivables, gross tax loss carry forwards and deferred tax assets in relation to long term purchase commitment provision with the major polysilicon suppliers, a full allowance was provided due to that the Company believes it is more likely than not that the Company will be unable to generate sufficient income in the foreseeable future to utilize the remaining portion of deferred income tax assets.

As of December 31, 2016 and 2017, the Company recognized net deferred income tax assets of RMB 203 and RMB 192 (US$ 30), respectively, primarily related to the tax benefits of depreciation of property, plant and equipment. The realization of these tax benefits is dependent on the generation of sufficient taxable income. Management believes it is more likely than not that the Company will realize the benefits of deferred income tax assets, net of the existing valuation allowances as of December 31, 2016 and 2017. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The new EIT law and its relevant regulations impose a withholding income tax at 10%, unless reduced by a tax treaty, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings accumulated beginning on January 1, 2008 and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. As of December 31, 2017, the Company has not recognized a deferred income tax liability of RMB 10,645 (US$ 1,636) for the undistributed earnings of RMB 106,447 (US$ 16,361) generated by the PRC subsidiaries as of December 31, 2017 as the Company plans to indefinitely reinvest these earnings in the PRC.

The German tax law and its relevant regulations impose a withholding income tax at 26.375% for dividends distributed by a Germany-resident enterprise to its immediate holding company outside Germany. As of December 31, 2016 and 2017, deferred income tax liabilities of RMB 4,215 and RMB 4,501 (US$ 692) was recognized for the undistributed earnings generated by a German subsidiary, respectively.

For each of the years ended December 31, 2015, 2016 and 2017, the Company did not have any unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100 (US$  17). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The tax returns of the Company’s PRC subsidiaries for the tax years 2013 to 2017 are open to examination by the relevant tax authorities.

As of December 37, 2017, the Company adopted ASU 2015-17 issued by the FASB to simplify the presentation of deferred income taxes on the Balance Sheet Classification. Starting December 31, 2017, and as applied retrospectively to the balance sheet at December 31, 2016, deferred tax assets and liabilities, along with related valuation allowances are classified as noncurrent on the balance sheet.